Subsequent Events (Additional Information) (Details) - USD ($)	Mar. 24, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares authorized		385,000,000	385,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of merger consideration	restricted shares that have not vested as of the Effective Time) will be converted automatically into and shall thereafter represent only the right to receive $1.40 in cash, without interest
Subsequent Event [Member] | Convertible Note Purchase Agreement [Member] | BIC [Member]
Subsequent Event [Line Items]
Cash, Balance	$ 30,000,000
Interst rate of convertible note	20.00%
Increased rate of interest om payment defaults	25.00%
Subsequent Event [Member] | Convertible Note Purchase Agreement [Member] | Maximum [Member] | BIC [Member]
Subsequent Event [Line Items]
Proceed from exchange of convertible senior unsecured note	$ 60,000,000
Proceed from convertible senior unsecured note	60,000,000
Permit to cash withdraw	$ 12,000,000
Subsequent Event [Member] | Agreement and Plan of Merger [Member]
Subsequent Event [Line Items]
Conversion Rates of Notes	$ 1.4
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	700,000,000
Subsequent Event [Member] | Class A Common Stock [Member] | Convertible Note Purchase Agreement [Member] | BIC [Member]
Subsequent Event [Line Items]
Share price	$ 1.4
Principal Amounts of Notes	$ 1,000
Conversion Rates of Notes	$ 714.2857